Condensed Consolidated Statements of Operations	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Formation, general and administrative expenses	$ 301,591
Loss from operations	(301,591)
Nonoperating Income (Expense) [Abstract]
Interest income on marketable securities held in trust account	1,966
Net loss	$ (299,625)
Weighted Average Number of Shares Outstanding, Diluted [Abstract]
TemporaryEquitySharesOutstandingBasicAndDiluted | shares	3,020,358
Weighted average shares used in computing net loss per share attributable to common stockholders, basic | shares	1,448,654
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS
Temporary equity, Earnings per share Basic And Diluted | $ / shares	$ 0.38
Net loss per share attributable to common stockholders, basic | $ / shares	$ (1.01)
CIK0001848000_LAKESHORE ACQUISITION I CORP
Nonoperating Income (Expense) [Abstract]
Interest income on marketable securities held in trust account	$ 1,966
Net loss	$ (299,625)